Other Current Assets - Schedule of Other Current Assets (Detail) - USD ($)	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Other Current Assets [Line Items]
Directors & Officers insurance	$ 2,261,554		$ 0
Other current assets	583,500	[1]	4,077	[1]	$ 2,243
Advances to employees	129,424	[2]	17,063	[2]	1,867
Deferred Transaction Cost	0	[3]	6,253,257	[3]	0
Total	$ 2,974,478		$ 6,274,397		$ 4,110

[1]	Refers to federal withholding taxes and recoverable income taxes.
[2]	Refers to remuneration related advances.
[3]	Refers to the deferral of the Transaction Costs as of December 31, 2021. After the Closing the deferred Transaction Costs were either expensed or recorded as reduction of the proceeds raised from issuance of common stock.